Condensed Consolidated Statements of Income Parenthetical (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Ceded premiums, related parties	$ 49,917	$ 183,685	$ 128,574	$ 368,782
Related party transactions
Ceded premiums, related parties	$ 12,690	$ 147,401	$ 42,967	$ 291,501